UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21423

The Gabelli Dividend & Income Trust
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Dividend & Income Trust

Semiannual Report — June 30, 2022

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return of The Gabelli Dividend & Income Trust (the Fund) was (19.4)%, compared with a total return of (20.0)% for the Standard & Poor’s (S&P) 500 Index. The total return for the Fund’s publicly traded shares was (22.1)%. The Fund’s NAV per share was $23.37, while the price of the publicly traded shares closed at $20.45 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective (Unaudited)

The Gabelli Dividend & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to seek a high level of total return with an emphasis on dividends and income. In making stock selections, the Fund’s investment adviser looks for securities that have a superior yield and capital gains potential.

Performance Discussion (Unaudited)

During the first half of the year, all major North American stock indices were down. Markets came under pressure as concerns about inflation, sparked by loose monetary and fiscal policies, supply chain issues, and oil and agricultural products shock exacerbated by the war in Ukraine, morphed into worries about an economic downturn triggered largely by central bank tightening meant to control inflation. All of the sectors in the S&P 500 Index fell in the first half, with the exception of energy, which was actually up by about 32%, due to the large spike in oil and gas prices during the first quarter. The worst performing sector for the first half of the year was Discretionary, which was down by about 33%.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Swedish Match AB (3.11% of total investments as of June 30, 2022) was again the biggest positive contributor to returns during the first half year, as a result of the takeover offer from Philip Morris International. Other stocks that did well in the first half were Exxon Mobil Corp. (0.41%), the energy company, and Merck & Co. Inc. (0.55%), the large pharmaceutical company. On the negative side, the largest detractor to performance was Sony Group Corp., ADR (1.38%), the Japanese conglomerate that is a major player in media and electronics. Others stocks that underperformed during the first half of the year were financial services company JPMorgan Chase & Co. (1.49%), and Alphabet Inc., Cl. A and Cl. C (2.24%), which was also a major underperformer in the second quarter. These companies were all hurt by rising interest rates and fears that the global economy might be headed for a recession.

Thank you for your investment in The Gabelli Dividend & Income Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

	Six Months	1 Year	5 year	10 year	15 year	Since Inception (11/28/03)
The Gabelli Dividend & Income Trust (GDV)
NAV Total Return (b)	(19.42)%	(14.76)%	6.07%	9.27%	5.91%	7.53%
Investment Total Return (c)	(22.05)	(17.82)	5.00	9.84	6.56	7.25
S&P 500 Index	(19.96)	(10.62)	11.31	12.96	8.54	9.26
Dow Jones Industrial Average	(14.46)	(9.09)	10.00	11.68	8.35	8.99

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund's use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The S&P 500 Index is an unmanaged indicator of stock market performance. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2022:

The Gabelli Dividend & Income Trust

Financial Services	14.8%
Health Care	11.2%
Food and Beverage	10.6%
Computer Software and Services	6.7%
Consumer Products	4.7%
Retail	3.8%
Energy and Utilities: Oil	3.6%
U.S. Government Obligations	3.6%
Diversified Industrial	3.2%
Electronics	3.0%
Telecommunications	2.8%
Automotive: Parts and Accessories	2.6%
Business Services	2.5%
Environmental Services	2.3%
Entertainment	2.3%
Machinery	2.2%
Specialty Chemicals	2.0%
Energy and Utilities: Integrated	1.6%
Equipment and Supplies	1.6%
Aerospace	1.4%
Energy and Utilities: Natural Gas	1.4%
Metals and Mining	1.3%
Cable and Satellite	1.3%
Building and Construction	1.2%
Broadcasting	1.0%
Computer Hardware	0.9%
Transportation	0.8%
Semiconductors	0.8%
Consumer Services	0.8%
Energy and Utilities: Electric	0.7%
Aviation: Parts and Services	0.6%
Energy and Utilities: Services	0.6%
Automotive	0.6%
Hotels and Gaming	0.4%
Real Estate	0.3%
Energy and Utilities: Water	0.3%
Communications Equipment	0.3%
Energy and Utilities	0.2%
Wireless Communications	0.0%*
Publishing	0.0%*
Agriculture	0.0%*
Closed-End Funds	0.0%*
Paper and Forest Products	0.0%*
100.0%

*       Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend & Income Trust

Schedule of Investments — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 95.9%
	Aerospace — 1.4%
170,000	Aerojet Rocketdyne Holdings Inc.†	$3,039,551	$6,902,000
14,000	HEICO Corp.	1,239,818	1,835,680
75,000	Howmet Aerospace Inc.	1,535,205	2,358,750
25,000	Kaman Corp.	742,013	781,250
67,500	Rockwell Automation Inc.	2,385,009	13,453,425
1,240,000	Rolls-Royce Holdings plc†	2,399,371	1,252,090
50,500	The Boeing Co.†	7,847,597	6,904,360
		19,188,564	33,487,555

	Agriculture — 0.0%
5,000	Corteva Inc.	156,047	270,700

	Automotive — 0.6%
12,000	Daimler Truck Holding AG†	366,053	313,253
50,000	Ford Motor Co.	639,713	556,500
169,000	General Motors Co.†	8,220,149	5,367,440
298,000	Iveco Group NV†	1,577,122	1,574,562
73,000	PACCAR Inc.	3,354,292	6,010,820
23,000	Traton SE	518,596	336,476
		14,675,925	14,159,051

	Automotive: Parts and Accessories — 2.6%
51,176	Aptiv plc†	3,252,213	4,558,247
324,132	Dana Inc.	6,089,920	4,560,537
125,700	Garrett Motion Inc.†	763,501	971,661
286,000	Genuine Parts Co.	19,932,086	38,038,000
6,000	Lear Corp.	713,500	755,340
18,000	Monro Inc.	872,831	771,840
20,000	O'Reilly Automotive Inc.†	4,727,092	12,635,200
15,000	Visteon Corp.†	1,452,016	1,553,700
		37,803,159	63,844,525

	Aviation: Parts and Services — 0.6%
64,000	L3Harris Technologies Inc.	7,202,542	15,468,800

	Broadcasting — 1.0%
505,000	Grupo Televisa SAB, ADR	5,609,068	4,130,900
49,121	Liberty Broadband Corp., Cl. C†	4,454,623	5,680,352
15,000	Liberty Global plc, Cl. A†	382,640	315,750
434,000	Liberty Global plc, Cl. C†	11,165,667	9,587,060
85,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	3,316,387	3,064,250
100,000	Sinclair Broadcast Group Inc., Cl. A	2,926,912	2,040,000
		27,855,297	24,818,312

	Building and Construction — 1.2%
10,000	Arcosa Inc.	320,554	464,300
24,000	Carrier Global Corp.	873,331	855,840
Shares		Cost	Market Value
78,200	Fortune Brands Home & Security Inc.	$1,463,944	$4,682,616
4,000	H&E Equipment Services Inc.	150,225	115,880
114,219	Herc Holdings Inc.	4,724,407	10,296,843
205,700	Johnson Controls International plc	8,686,543	9,848,916
11,000	Sika AG	1,412,766	2,534,960
6,500	United Rentals Inc.†	1,071,749	1,578,915
		18,703,519	30,378,270

	Business Services — 2.5%
29,000	Diebold Nixdorf Inc.†	131,527	65,830
5,000	HP Inc.	138,100	163,900
15,000	Jardine Matheson Holdings Ltd.	873,589	788,400
60,000	JCDecaux SA†	1,660,916	1,007,918
159,000	Mastercard Inc., Cl. A	13,925,590	50,161,320
30,003	Steel Partners Holdings LP†	295,994	1,259,376
25,000	Stericycle Inc.†	1,395,097	1,096,250
37,600	Visa Inc., Cl. A	5,398,122	7,403,064
		23,818,935	61,946,058

	Cable and Satellite — 1.2%
15,000	AMC Networks Inc., Cl. A†	405,971	436,800
2,445	Charter Communications Inc., Cl. A†	347,387	1,145,556
15,000	Cogeco Inc.	296,908	795,331
418,000	Comcast Corp., Cl. A	17,408,806	16,402,320
179,790	DISH Network Corp., Cl. A†	5,218,462	3,223,635
10,000	EchoStar Corp., Cl. A†	303,596	193,000
3,622	Liberty Latin America Ltd., Cl. A†	29,383	28,252
71,621	Liberty Latin America Ltd., Cl. C†	1,031,485	557,927
90,000	Rogers Communications Inc., Cl. B	2,537,884	4,311,000
80,000	WideOpenWest Inc.†	521,247	1,456,800
		28,101,129	28,550,621

	Communications Equipment — 0.3%
24,000	Arista Networks Inc.†	1,343,279	2,249,760
76,000	Corning Inc.	930,977	2,394,760
5,000	QUALCOMM Inc.	682,309	638,700
33,000	Radius Global Infrastructure Inc., Cl. A†	510,333	503,580
11,875	Telesat Corp.†	422,371	132,644
114,125	Telesat Corp., New York†	4,873,990	1,274,776
		8,763,259	7,194,220

	Computer Hardware — 0.9%
158,800	Apple Inc.	8,972,821	21,711,136
17,500	Micron Technology Inc.	972,900	967,400

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Hardware (Continued)
18,000	NCR Corp.†	$761,170	$559,980
		10,706,891	23,238,516

	Computer Software and Services — 6.7%
26,000	Activision Blizzard Inc.	1,832,941	2,024,360
18,800	Adobe Inc.†	6,062,870	6,881,928
1,000	Alibaba Group Holding Ltd., ADR†	216,505	113,680
4,439	Alphabet Inc., Cl. A†	3,850,750	9,673,735
20,775	Alphabet Inc., Cl. C†	27,574,774	45,444,274
168,900	Amazon.com Inc.†	17,641,379	17,938,869
22,300	Applied Materials Inc.	1,176,212	2,028,854
4,000	Backblaze Inc., Cl. A†	68,720	20,920
25,000	Black Knight Inc.†	712,882	1,634,750
4,000	Check Point Software Technologies Ltd.†	454,950	487,120
22,000	Cisco Systems Inc.	922,115	938,080
58,000	Cloudflare Inc., Cl. A†	3,517,622	2,537,500
28,500	CrowdStrike Holdings Inc., Cl. A†	4,802,367	4,803,960
30,000	eBay Inc.	678,428	1,250,100
46,897	Edgio Inc.†	121,229	108,332
6,300	Fiserv Inc.†	684,297	560,511
500,000	Hewlett Packard Enterprise Co.	6,827,746	6,630,000
58,000	Kyndryl Holdings Inc.†	1,167,299	567,240
60,000	Mandiant Inc.†	847,000	1,309,200
178,849	Microsoft Corp.	16,956,609	45,933,789
4,000	MKS Instruments Inc.	592,007	410,520
75,000	N-able Inc.†	988,506	675,000
1,000	Oracle Corp.	87,280	69,870
4,500	SAP SE, ADR	580,385	408,240
11,400	ServiceNow Inc.†	3,772,809	5,420,928
15,300	Snowflake Inc., Cl. A†	4,489,162	2,127,618
107,000	SolarWinds Corp.	1,972,952	1,096,750
3,000	Unity Software Inc.†	239,283	110,460
19,757	Vimeo Inc.†	617,500	118,937
8,000	VMware Inc., Cl. A	941,402	911,840
101,500	ZoomInfo Technologies Inc.†	5,784,444	3,373,860
		116,182,425	165,611,225

	Consumer Products — 4.7%
150,000	Authentic Equity Acquisition Corp.†	1,500,000	1,483,500
30,000	Church & Dwight Co. Inc.	1,199,580	2,779,800
458,000	Edgewell Personal Care Co.	23,658,832	15,810,160
126,000	Energizer Holdings Inc.	4,935,468	3,572,100
99,000	Hanesbrands Inc.	471,699	1,018,710
16,000	Kimball International Inc., Cl. B	214,842	122,720
Shares		Cost	Market Value
3,000	Kimberly-Clark Corp.	$319,775	$405,450
5,000	Spectrum Brands Holdings Inc.	394,981	410,100
7,500,000	Swedish Match AB	11,776,272	76,394,829
9,000	The Estee Lauder Companies Inc., Cl. A	1,751,585	2,292,030
74,000	The Procter & Gamble Co.	4,308,080	10,640,460
		50,531,114	114,929,859

	Consumer Services — 0.6%
22,000	Ashtead Group plc	423,833	920,985
21,700	Blink Charging Co.†	678,860	358,701
45,050	Meta Platforms Inc., Cl. A†	13,378,158	7,264,312
150,000	Rentokil Initial plc	1,060,106	866,596
95,000	Terminix Global Holdings Inc.†	3,008,474	3,861,750
7,000	Travel + Leisure Co.	238,201	271,740
150,072	Vroom Inc.†	476,646	187,590
		19,264,278	13,731,674

	Diversified Industrial — 3.2%
11,900	American Outdoor Brands Inc.†	258,947	113,169
47,000	Ampco-Pittsburgh Corp.†	124,572	181,890
97,500	Ardagh Metal Packaging SA	970,849	594,750
93,000	Bouygues SA	3,237,800	2,861,406
4,500	Crane Holdings Co.	428,255	394,020
22,700	Eaton Corp. plc	880,958	2,859,973
9,400	General Electric Co.	758,363	598,498
200,000	Griffon Corp.	3,718,158	5,606,000
197,000	Honeywell International Inc.	23,437,586	34,240,570
9,000	Hyster-Yale Materials Handling Inc.	358,197	289,980
48,500	ITT Inc.	1,017,117	3,261,140
20,000	Li-Cycle Holdings Corp.†	189,342	137,600
10,000	nVent Electric plc	140,660	313,300
15,000	Pentair plc	425,273	686,550
8,000	Proto Labs Inc.†	629,945	382,720
2,000	Smiths Group plc	37,699	34,072
6,500	Sulzer AG	415,548	403,761
305,000	Textron Inc.	12,055,988	18,626,350
19,500	The Sherwin-Williams Co.	3,495,769	4,366,245
300,000	Toray Industries Inc.	2,270,748	1,683,078
36,000	Trinity Industries Inc.	739,138	871,920
20,000	Vantage Towers AG	596,274	557,509
		56,187,186	79,064,501

	Electronics — 3.0%
13,000	Bel Fuse Inc., Cl. B	200,392	202,280
60,000	ChargePoint Holdings Inc.†	1,274,407	821,400
50,000	Flex Ltd.†	906,871	723,500
119,000	Intel Corp.	6,786,954	4,451,790
90,000	Mirion Technologies Inc.†	880,086	518,400

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
160,000	Resideo Technologies Inc.†	$1,354,245	$3,107,200
415,000	Sony Group Corp., ADR	15,943,542	33,934,550
38,000	TE Connectivity Ltd.	1,106,583	4,299,700
78,000	Texas Instruments Inc.	2,546,970	11,984,700
27,000	Thermo Fisher Scientific Inc.	9,129,749	14,668,560
2,500	Universal Display Corp.	444,760	252,850
		40,574,559	74,964,930

	Energy and Utilities: Electric — 0.7%
11,000	ALLETE Inc.	360,106	646,580
5,000	American Electric Power Co. Inc.	184,350	479,700
29,000	Electric Power Development Co. Ltd.	607,454	479,628
179,000	Evergy Inc.	9,906,125	11,679,750
12,000	Pinnacle West Capital Corp.	468,584	877,440
4,500	Portland General Electric Co.	222,155	217,485
60,000	The AES Corp.	617,140	1,260,600
7,000	WEC Energy Group Inc.	460,120	704,480
		12,826,034	16,345,663

	Energy and Utilities: Integrated — 1.6%
135,000	Avangrid Inc.	6,274,888	6,226,200
22,000	Chubu Electric Power Co. Inc.	354,517	221,492
20,000	Endesa SA	506,664	377,262
228,000	Enel SpA	1,036,727	1,247,228
50,000	Eversource Energy	4,178,779	4,223,500
23,000	Hawaiian Electric Industries Inc.	594,426	940,700
410,000	Hera SpA	822,663	1,185,860
16,000	Hokkaido Electric Power Co. Inc.	102,051	58,373
45,000	Iberdrola SA, ADR	952,490	1,861,650
115,000	Korea Electric Power Corp., ADR†	1,568,135	1,009,700
26,000	Kyushu Electric Power Co. Inc.	288,709	167,099
28,000	MGE Energy Inc.	599,144	2,179,240
55,000	NextEra Energy Inc.	2,686,884	4,260,300
65,000	NextEra Energy Partners LP	2,941,290	4,820,400
49,000	NiSource Inc.	397,054	1,445,010
2,000	NorthWestern Corp.	125,482	117,860
57,500	OGE Energy Corp.	685,360	2,217,200
11,000	Ormat Technologies Inc.	165,000	861,850
260,000	PG&E Corp.†	2,616,544	2,594,800
24,500	PNM Resources Inc.	1,202,155	1,170,610
30,000	Public Service Enterprise Group Inc.	906,079	1,898,400
Shares		Cost	Market Value
50,000	Shikoku Electric Power Co. Inc.	$878,676	$291,495
46,000	The Chugoku Electric Power Co. Inc.	665,082	295,976
16,000	The Kansai Electric Power Co. Inc.	197,975	158,490
50,000	Tohoku Electric Power Co. Inc.	645,500	267,910
		31,392,274	40,098,605

	Energy and Utilities: Natural Gas — 1.4%
16,000	APA Corp.	185,550	558,400
200,000	Enterprise Products Partners LP	3,705,915	4,874,000
61,000	Kinder Morgan Inc.	1,496,796	1,022,360
166,500	National Fuel Gas Co.	8,169,490	10,997,325
30,000	National Grid plc	469,640	384,180
22,000	National Grid plc, ADR	1,086,983	1,423,180
14,300	ONEOK Inc.	556,898	793,650
37,500	Sempra Energy	1,199,552	5,635,125
30,000	South Jersey Industries Inc.	476,644	1,024,200
42,000	Southwest Gas Holdings Inc.	1,103,049	3,657,360
74,000	UGI Corp.	2,877,555	2,857,140
		21,328,072	33,226,920

	Energy and Utilities: Oil — 3.6%
84,200	Chevron Corp.	7,940,189	12,190,476
173,500	ConocoPhillips	9,158,027	15,582,035
65,000	Devon Energy Corp.	856,057	3,582,150
123,000	Eni SpA, ADR	4,396,603	2,928,630
35,000	Enviva Inc.	2,056,026	2,002,700
375,000	Equinor ASA, ADR	6,897,752	13,035,000
119,000	Exxon Mobil Corp.	6,801,294	10,191,160
15,700	Hess Corp.	975,265	1,663,258
136,000	Marathon Petroleum Corp.	4,323,266	11,180,560
11,000	Occidental Petroleum Corp.	361,355	647,680
1,000	PetroChina Co. Ltd., ADR	40,300	46,640
25,000	Petroleo Brasileiro SA, ADR	276,028	292,000
52,000	Phillips 66	4,107,965	4,263,480
75,000	Repsol SA, ADR	1,487,593	1,097,250
82,000	Shell plc, ADR	4,354,358	4,287,780
1,000	Texas Pacific Land Corp.	1,205,174	1,488,020
70,000	TotalEnergies SE, ADR	3,318,049	3,684,800
2,891	Woodside Energy Group Ltd., ADR	66,493	62,330
		58,621,794	88,225,949

	Energy and Utilities: Services — 0.6%
20,000	Dril-Quip Inc.†	505,272	516,000
274,000	Halliburton Co.	8,552,147	8,592,640
102,000	Oceaneering International Inc.†	1,490,150	1,089,360

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Services (Continued)
143,000	Schlumberger NV	$4,986,054	$5,113,680
		15,533,623	15,311,680

	Energy and Utilities: Water — 0.3%
11,000	American States Water Co.	138,388	896,610
6,000	American Water Works Co. Inc.	715,889	892,620
14,000	Essential Utilities Inc.	613,003	641,900
186,000	Mueller Water Products Inc., Cl. A	1,758,408	2,181,780
36,000	Severn Trent plc	927,080	1,191,542
24,000	SJW Group	428,495	1,497,840
7,500	The York Water Co.	97,903	303,225
6,000	United Utilities Group plc, ADR	168,600	151,920
		4,847,766	7,757,437

	Entertainment — 2.3%
61,333	Fox Corp., Cl. A	1,949,372	1,972,469
58,000	Fox Corp., Cl. B	1,905,227	1,722,600
194,077	Liberty Media Corp.- Liberty Braves, Cl. A†	5,336,993	4,881,037
60,280	Madison Square Garden Entertainment Corp.†	2,844,444	3,171,934
46,500	Madison Square Garden Sports Corp.†	3,836,163	7,021,500
19,500	Netflix Inc.†	8,143,113	3,409,965
50,000	Paramount Global, Cl. A	1,928,377	1,363,000
250,000	Paramount Global, Cl. B	7,128,093	6,170,000
55,400	Take-Two Interactive Software Inc.†	8,894,280	6,788,162
103,500	The Walt Disney Co.†	13,340,752	9,770,400
120,000	Universal Music Group NV	2,218,498	2,406,177
482,000	Vivendi SE	5,610,326	4,897,565
139,225	Warner Bros Discovery Inc.†	3,918,027	1,868,399
		67,053,665	55,443,208

	Environmental Services — 2.3%
184,000	Republic Services Inc.	6,874,129	24,080,080
27,380	Veolia Environnement SA†	391,008	668,257
97,222	Waste Connections Inc.	4,631,690	12,051,639
122,000	Waste Management Inc.	5,057,270	18,663,560
		16,954,097	55,463,536

	Equipment and Supplies — 1.6%
70,000	CIRCOR International Inc.†	1,969,842	1,147,300
27,800	Danaher Corp.	5,674,383	7,047,856
89,000	Flowserve Corp.	3,361,599	2,548,070
126,000	Graco Inc.	2,536,686	7,485,660
144,000	Mueller Industries Inc.	3,129,018	7,673,760
437,000	RPC Inc.†	868,698	3,019,670
Shares		Cost	Market Value
90,000	Sealed Air Corp.	$2,301,314	$5,194,800
25,800	The L.S. Starrett Co., Cl. A†	125,379	181,116
96,000	The Timken Co.	3,641,177	5,092,800
		23,608,096	39,391,032

	Financial Services — 14.8%
7,000	Alleghany Corp.†	2,577,465	5,831,700
299,108	American Express Co.	27,265,923	41,462,351
76,000	American International Group Inc.	4,514,476	3,885,880
403,000	Bank of America Corp.	8,332,284	12,545,390
55,000	Berkshire Hathaway Inc., Cl. B†	10,460,548	15,016,100
19,300	BlackRock Inc.	4,333,951	11,754,472
75,000	Blackstone Inc.	3,116,650	6,842,250
26,000	Block Inc.†	2,962,294	1,597,960
28,500	Brookfield Asset Management Inc., Cl. A	128,980	1,267,395
196	Brookfield Asset Management Reinsurance Partners Ltd., Cl. A	10,388	8,738
22,000	Cannae Holdings Inc.†	275,343	425,480
220,000	Citigroup Inc.	10,521,711	10,117,800
50,000	Cohen & Steers Inc.	1,856,317	3,179,500
175,000	Counter Press Acquisition Corp.†	1,750,000	1,748,250
18,500	Cullen/Frost Bankers Inc.	1,345,682	2,154,325
10,000	EXOR NV	608,373	623,321
120	Farmers & Merchants Bank of Long Beach	943,123	915,120
42,000	Fidelity National Financial Inc.	430,073	1,552,320
41,000	Franklin Resources Inc.	1,296,864	955,710
200,000	Graf Acquisition Corp. IV†	2,000,000	1,948,000
40,000	H&R Block Inc.	722,109	1,412,800
13,000	HSBC Holdings plc, ADR	522,136	424,710
22,249	Interactive Brokers Group Inc., Cl. A	839,448	1,223,918
155,000	Invesco Ltd.	3,318,821	2,500,150
104,000	Janus Henderson Group plc	3,276,906	2,445,040
325,417	JPMorgan Chase & Co.	22,944,955	36,645,208
65,000	KeyCorp.	856,314	1,119,950
30,000	Kinnevik AB, Cl. B†	402,728	483,296
55,000	KKR & Co. Inc.	1,110,737	2,545,950
55,000	Loews Corp.	3,560,246	3,259,300
52,000	M&T Bank Corp.	5,044,536	8,288,280
190,226	Morgan Stanley	5,277,694	14,468,590
3,400	MSCI Inc.	982,837	1,401,310
70,000	National Australia Bank Ltd., ADR	810,381	656,460
130,000	Navient Corp.	927,744	1,818,700

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
85,000	New York Community Bancorp Inc.	$1,323,378	$776,050
91,000	Northern Trust Corp.	4,076,449	8,779,680
408,719	Oaktree Specialty Lending Corp.	2,538,405	2,677,109
61,800	PayPal Holdings Inc.†	7,334,240	4,316,112
80,000	Resona Holdings Inc.	381,969	299,587
15,500	S&P Global Inc.	5,396,579	5,224,430
90,000	SLM Corp.	453,093	1,434,600
179,000	State Street Corp.	10,506,782	11,035,350
133,000	T. Rowe Price Group Inc.	9,606,741	15,110,130
620,000	The Bank of New York Mellon Corp.	20,242,305	25,860,200
36,000	The Goldman Sachs Group Inc.	8,199,765	10,692,720
85,000	The Hartford Financial Services Group Inc.	2,836,767	5,561,550
146,500	The PNC Financial Services Group Inc.	10,734,153	23,113,305
85,000	The Travelers Companies Inc.	5,942,594	14,376,050
200,000	Trine II Acquisition Corp.†	2,000,000	1,990,000
93,750	W. R. Berkley Corp.	3,347,910	6,399,375
589,500	Wells Fargo & Co.	21,065,935	23,090,715
2,500	Willis Towers Watson plc	191,258	493,475
		251,506,360	363,756,162

	Food and Beverage — 10.6%
12,000	Ajinomoto Co. Inc.	205,201	291,863
82,050	BellRing Brands Inc.†	1,856,313	2,042,225
12,500	Brown-Forman Corp., Cl. B	439,792	877,000
73,000	Campbell Soup Co.	2,746,178	3,507,650
950,000	China Mengniu Dairy Co. Ltd.	1,162,305	4,739,830
60,500	Chr. Hansen Holding A/S	2,467,586	4,403,534
396,000	Conagra Brands Inc.	10,511,933	13,559,040
8,000	Constellation Brands Inc., Cl. A	283,846	1,864,480
157,500	Danone SA	7,638,676	8,790,676
2,070,000	Davide Campari-Milano NV	6,330,469	21,768,489
100,000	Diageo plc, ADR	13,993,638	17,412,000
70,954	Flowers Foods Inc.	1,053,433	1,867,509
202,500	General Mills Inc.	11,321,719	15,278,625
18,000	Heineken Holding NV	747,987	1,310,042
260,000	ITO EN Ltd.	5,640,538	11,650,944
49,000	Kellogg Co.	3,585,719	3,495,660
120,000	Keurig Dr Pepper Inc.	1,412,776	4,246,800
332,000	Kikkoman Corp.	3,992,942	17,617,925
20,000	Lamb Weston Holdings Inc.	1,283,044	1,429,200
10,000	Landec Corp.†	102,407	99,700
Shares		Cost	Market Value
108,000	Maple Leaf Foods Inc.	$2,081,739	$2,123,586
6,000	McCormick & Co. Inc.	290,905	498,180
30,000	Molson Coors Beverage Co., Cl. B	1,304,670	1,635,300
529,000	Mondel z International Inc., Cl. A	19,834,865	32,845,610
30,000	Morinaga Milk Industry Co. Ltd.	588,860	1,074,587
10,000	Nathan's Famous Inc.	591,370	585,700
3,000	National Beverage Corp.	139,394	146,820
22,000	Nestlé SA	1,644,475	2,568,145
35,000	Nestlé SA, ADR	2,563,158	4,073,650
128,000	Nissin Foods Holdings Co. Ltd.	4,370,561	8,839,623
69,982	Nomad Foods Ltd.†	1,810,557	1,398,940
72,000	PepsiCo Inc.	9,015,335	11,999,520
61,000	Pernod Ricard SA	5,202,267	11,206,044
49,000	Post Holdings Inc.†	2,734,828	4,035,150
24,500	Remy Cointreau SA	1,360,469	4,279,985
18,000	Suntory Beverage & Food Ltd.	573,702	680,572
265,000	The Coca-Cola Co.	10,300,790	16,671,150
115,000	The Hain Celestial Group Inc.†	3,521,867	2,730,100
64,000	The Kraft Heinz Co.	2,286,059	2,440,960
25,000	Unilever plc, ADR	800,393	1,145,750
235,000	Yakult Honsha Co. Ltd.	5,651,870	13,561,689
		153,444,636	260,794,253

	Health Care — 11.2%
30,500	Abbott Laboratories	1,791,668	3,313,825
55,000	AbbVie Inc.	5,495,945	8,423,800
59,000	AmerisourceBergen Corp.	4,199,338	8,347,320
42,486	AstraZeneca plc, ADR	2,346,406	2,807,050
160,000	Aurinia Pharmaceuticals Inc.†	2,391,684	1,608,000
185,987	Avantor Inc.†	5,102,432	5,784,196
43,500	Bausch + Lomb Corp.†	731,419	662,940
225,000	Bausch Health Cos. Inc.†	5,212,648	1,881,000
80,000	Baxter International Inc.	4,635,355	5,138,400
10,000	Becton, Dickinson and Co.	2,317,130	2,465,300
2,500	BioMarin Pharmaceutical Inc.†	195,120	207,175
9,000	Bio-Rad Laboratories Inc., Cl. A†	3,506,140	4,455,000
130,000	Bristol-Myers Squibb Co.	7,597,204	10,010,000
34,393	Cardiovascular Systems Inc.†	956,576	493,883
10,000	CareDx Inc.†	530,200	214,800
40,000	Catalent Inc.†	4,376,961	4,291,600
9,000	Charles River Laboratories International Inc.†	2,010,958	1,925,730

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
14,000	Chemed Corp.	$4,426,215	$6,571,460
52,000	Cigna Corp.	9,658,221	13,703,040
35,000	DaVita Inc.†	2,192,140	2,798,600
500	Demant A/S†	26,059	18,760
80,000	DENTSPLY SIRONA Inc.	4,389,378	2,858,400
72,700	Edwards Lifesciences Corp.†	6,677,975	6,913,043
105,000	Elanco Animal Health Inc.†	2,021,991	2,061,150
13,000	Elevance Health Inc.	2,548,777	6,273,540
38,200	Eli Lilly & Co.	1,438,806	12,385,586
190,000	Evolent Health Inc., Cl. A†	1,997,214	5,834,900
15,000	Gerresheimer AG	977,229	974,593
24,271	Gilead Sciences Inc.	1,727,270	1,500,191
42,500	HCA Healthcare Inc.	4,118,997	7,142,550
27,500	Henry Schein Inc.†	1,765,098	2,110,350
32,000	ICU Medical Inc.†	6,922,180	5,260,480
3,400	Illumina Inc.†	932,366	626,824
8,400	Incyte Corp.†	652,564	638,148
47,371	Integer Holdings Corp.†	2,516,334	3,347,235
15,900	Intuitive Surgical Inc.†	3,862,682	3,191,289
101,100	Johnson & Johnson	10,048,696	17,946,261
24,500	Laboratory Corp. of America Holdings	3,097,127	5,741,820
14,100	McKesson Corp.	2,378,237	4,599,561
4,000	Medmix AG	126,472	88,577
66,000	Medtronic plc	6,603,574	5,923,500
148,000	Merck & Co. Inc.	8,910,593	13,493,160
20,000	NeoGenomics Inc.†	149,976	163,000
220,000	Option Care Health Inc.†	2,886,959	6,113,800
1,000	Organon & Co.	34,571	33,750
35,000	Orthofix Medical Inc.†	1,090,110	823,900
100,000	Pacific Biosciences of California Inc.†	2,600,360	442,000
68,000	Patterson Cos. Inc.	1,622,455	2,060,400
100,000	Perrigo Co. plc	4,370,608	4,057,000
50,000	Personalis Inc.†	498,350	172,500
75,000	PetIQ Inc.†	1,958,817	1,259,250
393,588	Pfizer Inc.	9,373,068	20,635,819
5,697	QuidelOrtho Corp.†	579,328	553,634
15,000	Silk Road Medical Inc.†	776,461	545,850
15,000	Stryker Corp.	1,929,225	2,983,950
4,000	Teladoc Health Inc.†	160,904	132,840
97,500	Tenet Healthcare Corp.†	4,070,626	5,124,600
8,000	The Cooper Companies Inc.	976,530	2,504,960
19,000	UnitedHealth Group Inc.	9,102,004	9,758,970
10,000	Vertex Pharmaceuticals Inc.†	1,942,839	2,817,900
25,000	Viatris Inc.	370,628	261,750
40,000	Zimmer Biomet Holdings Inc.	4,049,182	4,202,400
Shares		Cost	Market Value
3,000	Zimvie Inc.†	$84,622	$48,030
95,038	Zoetis Inc.	3,445,226	16,336,082
		195,486,228	275,065,422

	Hotels and Gaming — 0.4%
19,000	Accor SA†	654,124	514,302
80,000	Boyd Gaming Corp.	400,623	3,980,000
20,000	Entain plc†	259,138	303,108
21,000	Las Vegas Sands Corp.†	1,215,316	705,390
400,000	Mandarin Oriental International Ltd.†	680,880	756,000
51,000	MGM Resorts International	1,347,032	1,476,450
15,000	Ryman Hospitality Properties Inc., REIT†	683,116	1,140,450
5,000	Wyndham Hotels & Resorts Inc.	191,090	328,600
		5,431,319	9,204,300

	Machinery — 2.2%
21,000	Astec Industries Inc.	752,860	856,380
140,000	CNH Industrial NV	911,179	1,616,777
1,360,000	CNH Industrial NV, New York	9,760,243	15,762,400
67,100	Deere & Co.	4,913,736	20,094,437
6,000	Otis Worldwide Corp.	333,099	424,020
35,000	Twin Disc Inc.†	309,328	317,100
192,905	Xylem Inc.	9,319,743	15,081,313
		26,300,188	54,152,427

	Metals and Mining — 1.3%
65,000	Agnico Eagle Mines Ltd.	2,061,450	2,974,400
20,000	Alliance Resource Partners LP	84,683	364,600
8,000	Arconic Corp.†	92,609	224,400
147,588	Barrick Gold Corp.	2,890,726	2,610,832
8,000	BHP Group Ltd., ADR	217,549	449,440
36,000	Franco-Nevada Corp.	1,500,629	4,735,488
200,000	Freeport-McMoRan Inc.	3,752,940	5,852,000
267,000	Newmont Corp.	10,450,426	15,931,890
		21,051,012	33,143,050

	Paper and Forest Products — 0.0%
200	Keweenaw Land Association Ltd.	16,004	4,300

	Publishing — 0.0%
1,200	Graham Holdings Co., Cl. B	632,929	680,208

	Real Estate — 0.3%
14,000	Crown Castle International Corp., REIT	1,756,836	2,357,320
5,000	Equinix Inc., REIT	1,978,269	3,285,100

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
85,000	Weyerhaeuser Co., REIT	$2,681,578	$2,815,200
		6,416,683	8,457,620

	Retail — 3.8%
20,500	Advance Auto Parts Inc.	3,172,466	3,548,345
114,000	AutoNation Inc.†	5,903,837	12,740,640
1,300	AutoZone Inc.†	1,435,000	2,793,856
19,000	Bassett Furniture Industries Inc.	96,034	344,280
37,000	CarMax Inc.†	3,409,222	3,347,760
200,000	Conn's Inc.†	4,850,850	1,604,000
308,000	CVS Health Corp.	22,600,962	28,539,280
43,700	EVgo Inc.†	436,337	262,637
103,500	Ingles Markets Inc., Cl. A	1,505,816	8,978,625
36,400	Lowe's Companies Inc.	817,400	6,357,988
4,000	Macy's Inc.	111,723	73,280
7,500	MSC Industrial Direct Co. Inc., Cl. A	528,089	563,325
27,100	NIKE Inc., Cl. B	2,551,859	2,769,620
37,500	Rush Enterprises Inc., Cl. B	599,173	1,860,375
247,000	Sally Beauty Holdings Inc.†	3,735,266	2,944,240
120,000	Seven & i Holdings Co. Ltd.	3,834,291	4,658,314
50,000	Starbucks Corp.	3,629,439	3,819,500
12,000	The Home Depot Inc.	2,899,029	3,291,240
45,000	Walgreens Boots Alliance Inc.	1,654,405	1,705,500
20,000	Walmart Inc.	970,066	2,431,600
		64,741,264	92,634,405

	Semiconductors — 0.8%
20,000	Advanced Micro Devices Inc.†	1,629,710	1,529,400
5,600	ASML Holding NV	1,831,567	2,664,928
45,000	Lattice Semiconductor Corp.†	2,558,052	2,182,500
62,000	Marvell Technology Inc.	4,699,156	2,698,860
60,600	NVIDIA Corp.	3,239,206	9,186,354
1,500	NXP Semiconductors NV	274,055	222,045
10,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,169,806	817,500
		15,401,552	19,301,587

	Specialty Chemicals — 2.0%
18,000	Air Products and Chemicals Inc.	3,256,661	4,328,640
30,000	Ashland Global Holdings Inc.	1,880,763	3,091,500
10,000	Axalta Coating Systems Ltd.†	251,294	221,100
5,000	Dow Inc.	223,651	258,050
Shares		Cost	Market Value
408,000	DuPont de Nemours Inc.	$23,459,535	$22,676,640
19,000	FMC Corp.	1,964,555	2,033,190
76,000	International Flavors & Fragrances Inc.	9,286,513	9,053,120
83,000	Olin Corp.	1,490,430	3,841,240
5,000	Sensient Technologies Corp.	315,608	402,800
115,810	Valvoline Inc.	2,353,221	3,338,802
		44,482,231	49,245,082

	Telecommunications — 2.8%
153,000	AT&T Inc.	3,090,380	3,206,880
168,000	BCE Inc.	4,665,969	8,262,240
20,151	Comtech Telecommunications Corp.	469,797	182,770
430,000	Deutsche Telekom AG, ADR	7,239,214	8,565,600
195,000	Hellenic Telecommunications Organization SA, ADR	1,323,723	1,772,550
50,000	Orange SA, ADR	1,004,466	588,500
50,000	Pharol SGPS SA†	14,182	4,181
42,000	Proximus SA	1,132,809	619,056
55,000	Telefonica SA, ADR	485,386	282,150
295,000	Telekom Austria AG	1,968,837	1,963,072
30,000	Telenet Group Holding NV	1,232,635	622,797
125,000	Telephone and Data Systems Inc.	3,224,571	1,973,750
110,000	Telstra Corp. Ltd., ADR	2,014,389	1,459,700
270,000	TELUS Corp.	1,405,698	6,015,600
50,000	T-Mobile US Inc.†	3,644,240	6,727,000
150,000	VEON Ltd., ADR†	382,930	69,000
493,086	Verizon Communications Inc.	23,091,497	25,024,114
46,000	Vodafone Group plc, ADR	826,009	716,680
		57,216,732	68,055,640

	Transportation — 0.8%
28,840	Canadian Pacific Railway Ltd.	167,897	2,014,186
185,000	GATX Corp.	5,991,993	17,419,600
		6,159,890	19,433,786

	Wireless Communications — 0.0%
43,000	United States Cellular Corp.†	1,676,934	1,245,280

	TOTAL COMMON STOCKS	1,581,844,212	2,358,096,369

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	$1,556	$202,000

	PREFERRED STOCKS — 0.2%
	Consumer Services — 0.2%
64,450	Qurate Retail Inc., 8.000%, 03/15/31	6,431,415	3,767,102

	Health Care — 0.0%
2,296	XOMA Corp., Ser. A, 8.625%	57,446	57,607

	TOTAL PREFERRED STOCKS	6,488,861	3,824,709

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Automotive: Parts and Accessories — 0.0%
123,160	Garrett Motion Inc., Ser. A, 11.000%	646,590	1,012,375

	MANDATORY CONVERTIBLE SECURITIES(a) — 0.2%
	Energy and Utilities — 0.2%
123,200	El Paso Energy Capital Trust I, 4.750%, 03/31/28	4,467,959	5,722,640

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
32,000	Ampco-Pittsburgh Corp., expire 08/01/25†	21,862	13,344

	Energy and Utilities: Oil — 0.0%
12,257	Occidental Petroleum Corp., expire 08/03/27†	60,672	453,141

	Energy and Utilities: Services — 0.0%
3,081	Weatherford International plc, expire 12/13/23†	0	1,109

	TOTAL WARRANTS	82,534	467,594

Principal Amount
CONVERTIBLE CORPORATE BONDS — 0.1%
Cable and Satellite — 0.1%
$1,700,000	DISH Network Corp., 3.375%, 08/15/26	1,700,000	1,152,600
Principal Amount	Cost	Market Value
U.S. GOVERNMENT OBLIGATIONS — 3.6%
$88,105,000	U.S. Treasury Bills, 0.220% to 1.725%††, 07/07/22 to 12/08/22	$87,943,951	$87,904,902

TOTAL INVESTMENTS — 100.0%	$1,683,175,663	2,458,383,189

Other Assets and Liabilities (Net)	2,442,448

PREFERRED SHARES
(8,006,064 preferred shares outstanding)	(351,600,000)

NET ASSETS — COMMON SHARES
(90,271,286 common shares outstanding)	$2,109,225,637

NET ASSET VALUE PER COMMON SHARE
($2,109,225,637 ÷ 90,271,286 shares outstanding)	$23.37

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value
North America	84.0%	$2,065,021,939
Europe	11.5	281,805,476
Japan	3.9	96,233,194
Asia/Pacific	0.4	10,899,680
Latin America	0.2	4,422,900
Total Investments	100.0%	$2,458,383,189

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $1,683,175,663)	$2,458,383,189
Cash	33,427
Foreign currency, at value (cost $103,645)	103,330
Receivable for investments sold	2,122,113
Dividends and interest receivable	3,349,172
Deferred offering expense	337,543
Prepaid expenses	39,846
Total Assets	2,464,368,620
Liabilities:
Distributions payable	161,202
Payable for investments purchased	905,611
Payable for Fund shares repurchased	40,850
Payable for investment advisory fees	2,075,600
Payable for payroll expenses	89,445
Payable for accounting fees	7,500
Payable for preferred offering expenses	8,238
Series J Cumulative Preferred Stock, callable and mandatory redemption 03/26/28 ) (See Notes 2 and 6)	145,100,000
Other accrued expenses	254,537
Total Liabilities	148,642,983
Cumulative Preferred Shares, each at $0.001 par value:
Series B (Auction Market, $25,000 liquidation value, 4,000 shares authorized with 82 shares issued and outstanding)	2,050,000
Series C (Auction Market, $25,000 liquidation value, 4,800 shares authorized with 54 shares issued and outstanding)	1,350,000
Series E (Auction Rate, $25,000 liquidation value, 5,400 shares authorized with 124 shares issued and outstanding)	3,100,000
Series H (5.375%, $25 liquidation value, 2,000,000 shares authorized with 2,000,000 shares issued and outstanding)	50,000,000
Series K (4.250%, $25 liquidation value, 6,000,000 shares authorized with 6,000,000 shares issued and outstanding)	150,000,000
Total Preferred Shares	206,500,000
Net Assets Attributable to Common Shareholders	$2,109,225,637

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital.	$1,333,851,470
Total distributable earnings.	775,374,167
Net Assets	$2,109,225,637

Net Asset Value per Common Share at $0.001 par value:
($2,109,225,637 ÷ 90,271,286 shares outstanding; unlimited number of shares authorized)	$23.37

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $668,539)	$23,270,449
Interest	193,867
Total Investment Income	23,464,316
Expenses:
Investment advisory fees	13,809,906
Interest expense on preferred stock	1,233,350
Shareholder communications expenses	280,167
Custodian fees	165,567
Trustees’ fees	151,811
Payroll expenses	92,676
Legal and audit fees	76,905
Shelf offering expense	45,731
Shareholder services fees	26,418
Accounting fees	22,500
Interest expense	787
Service fees for securities sold short (See Note 2)	14
Miscellaneous expenses	150,955
Total Expenses	16,056,787
Less:
Advisory fee reimbursements (See Note 3)	(32,233)
Expenses paid indirectly by broker (See Note 5)	(10,929)
Total Credits and Reductions	(43,162)
Net Expenses	16,013,625
Net Investment Income	7,450,691
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	63,593,055
Net realized gain on securities sold short	5,315
Net realized loss on foreign currency transactions	(45,575)
Net realized gain on investments, securities sold short, and foreign currency transactions	63,552,795
Net change in unrealized appreciation/depreciation:
on investments	(581,247,240)
on foreign currency translations	(58,012)
Net change in unrealized appreciation/depreciation on investments, and foreign currency translations	(581,305,252)
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	(517,752,457)
Net Decrease in Net Assets Resulting from Operations	(510,301,766)
Total Distributions to Preferred Shareholders	(5,059,973)
Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(515,361,739)

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment income	$7,450,691	$15,735,922
Net realized gain on investments, securities sold short and foreign currency transactions	63,526,778	126,682,637
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(581,279,235)	417,220,282
Net Increase/(Decrease) in Net Assets Resulting from Operations	(510,301,766)	559,638,841

Distributions to Preferred Shareholders from Accumulated Earnings	(5,059,973)*	(10,498,973)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(515,361,739)	549,139,868

Distributions to Common Shareholders:
Accumulated Earnings	(59,636,088)*	(124,779,564)

Total Distributions to Common Shareholders	(59,636,088)	(124,779,564)

Fund Share Transactions:
Net decrease from repurchase of common shares	(2,997,594)	(1,763,361)
Net increase in net assets from repurchase of preferred shares	—	6,110,982
Adjustment of offering costs for common shares charged to paid-in capital	(29,300)	—
Offering costs and adjustments to offering costs for preferred shares charged to paid-in capital	—	(5,095,253)
Net Decrease in Net Assets from Fund Share Transactions	(3,026,894)	(747,632)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(578,024,721)	423,612,672

Net Assets Attributable to Common Shareholders:
Beginning of year	2,687,250,358	2,263,637,686
End of period	$2,109,225,637	$2,687,250,358

*       Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Statement of Cash Flows

For the Six Months Ended June 30, 2022 (Unaudited)

Net decrease in net assets attributable to common shareholders resulting from operations	$(515,361,739)

Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(120,180,632)
Proceeds from sales of long term investment securities	159,267,038
Proceeds from short sales of investment securities	(116,290)
Purchase of securities to cover short sales	121,605
Net sales of short term investment securities	129,336,449
Net realized gain on investments	(63,593,055)
Net realized gain on securities sold short	(5,315)
Net change in unrealized depreciation on investments	581,247,240
Net amortization of discount	(165,169)
Increase in receivable for investments sold	(1,822,231)
Increase in dividends and interest receivable	(300,758)
Decrease in deferred offering expense	38,454
Increase in prepaid expenses	(30,997)
Increase in payable for investments purchased	749,611
Decrease in distributions payable	(5,497,001)
Decrease in payable for investment advisory fees	(602,585)
Increase in payable for payroll expenses	16,252
Increase in payable for accounting fees	3,750
Decrease in payable for preferred offering expenses	(63,103)
Decrease in other accrued expenses	(316,000)
Net cash provided by operating activities	162,725,524

Net decrease in net assets resulting from financing activities:
Redemption of Series G 5.25% Cumulative Preferred Stock	(100,000,000)
Increase in offering cost charged to paid in capital	(29,300)
Distributions to common shareholders	(59,636,088)
Increase in payable for Fund shares redeemed	40,850
Decrease from repurchase of common shares	(2,997,594)
Net cash used in financing activities	(162,622,132)
Net increase in cash	103,392
Cash (including foreign currency):
Beginning of year	33,365
End of period	$136,757

Supplemental disclosure of cash flow information:
Interest paid on preferred shares	$1,233,350
Interest paid on bank overdrafts	787
Value of shares received as part of mergers of certain Fund investments	7,828,222
Value of shares received as part of an exchange offer from one of the Fund’s investments	5,288,436

The following table provides a reconciliation of cash and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2022:

Foreign currency, at value	$103,330
Cash	33,427
$136,757

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months
	Ended June
	30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019	2018	2017
Operating Performance:
Net asset value, beginning of year	$29.73		$25.02	$24.12	$20.51	$25.11	$22.30
Net investment income	0.08		0.18	0.26	0.35	0.45	0.32
Net realized and unrealized gain/ (loss) on investments, securities sold short, and foreign currency transactions	(5.72)		6.02	1.97	5.25	(3.43)	4.09
Total from investment operations	(5.64)		6.20	2.23	5.60	(2.98)	4.41
Distributions to Preferred Shareholders: (a)
Net investment income	(0.04	)*	(0.02)	(0.03)	(0.07)	(0.08)	(0.06)
Net realized gain	(0.02	)*	(0.10)	(0.14)	(0.23)	(0.22)	(0.22)

Total distributions to preferred shareholders	(0.06)		(0.12)	(0.17)	(0.30)	(0.30)	(0.28)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(5.70)		6.08	2.06	5.30	(3.28)	4.13
Distributions to Common Shareholders:
Net investment income	(0.08	)*	(0.21)	(0.23)	(0.29)	(0.37)	(0.28)
Net realized gain	(0.58	)*	(1.17)	(1.08)	(0.99)	(0.93)	(0.97)
Return of capital	—		—	(0.01)	(0.04)	(0.02)	(0.07)

Total distributions to common shareholders	(0.66)		(1.38)	(1.32)	(1.32)	(1.32)	(1.32)
Fund Share Transactions:
Decrease in net asset value from common share transactions	—		—	—	(0.34)	—	—
Increase in net asset value from repurchase of common shares	0.00	(b)	0.00 (b)	0.01	—	—	—
Increase in net asset value from repurchase of preferred shares	—		0.07	0.15	—	—	—
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		(0.06)	—	(0.02)	—	0.00 (b)
Offering costs and adjustment to offering costs for common shares charged to paid-in capital	(0.00	)(b)	—	0.00 (b)	(0.01)	—	—

Total Fund share transactions	0.00	(b)	0.01	0.16	(0.37)	—	0.00 (b)
Net Asset Value Attributable to Common Shareholders, End of Period	$23.37		$29.73	$25.02	$24.12	$20.51	$25.11
NAV total return †	(19.42)%		24.74%	10.47%	22.82%	(13.75)%	19.14%
Market value, end of period	$20.45		$27.00	$21.46	$21.95	$18.30	$23.41
Investment total return ††	(22.05)%		32.81%	5.06%	28.13%	(17.10)%	24.11%

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months
	Ended June
	30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020		2019		2018		2017
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$2,460,826		$3,138,850	$2,572,913		$2,660,903		$2,197,065		$2,629,129
Net assets attributable to common shares, end of period (in 000’s)	$2,109,226		$2,687,250	$2,263,638		$2,186,702		$1,691,086		$2,069,871
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	0.62	%(c)	0.62%	1.22%		1.50%		1.87%		1.38%
Ratio of operating expenses to average net assets attributable to common shares before fees waived (d)(e)	1.34	%(c)	1.28%	1.30%		1.21	%(f)	1.35%		1.38%
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (d)	1.33	%(c)(g)	1.28%	1.25	%(g)	1.21	%(f)(g)	1.13	%(g)	1.38	%(g)
Portfolio turnover rate	5%		12%	16%		16%		11%		13%

Cumulative Preferred Shares:
5.875% Series A Preferred
Liquidation value, end of period (in 000’s)	—		—	—		$76,201		$76,201		$76,201
Total shares outstanding (in 000’s)	—		—	—		3,048		3,048		3,048
Liquidation preference per share	—		—	—		$25.00		$25.00		$25.00
Average market value (h)	—		—	—		$26.09		$25.66		$26.31
Asset coverage per share (i)	—		—	—		$140.28		$108.56		$117.53
Auction Market Series B Preferred
Liquidation value, end of period (in 000’s)	$2,050		$2,050	$66,175		$90,000		$90,000		$90,000
Total shares outstanding (in 000’s)	0	(j)	0 (j)	3		4		4		4
Liquidation preference per share	$25,000		$25,000	$25,000		$25,000		$25,000		$25,000
Liquidation value (k)	$25,000		$25,000	$25,000		$25,000		$25,000		$25,000
Asset coverage per share (i)	$174,973		$173,763	$207,979		$140,284		$108,555		$117,528
Auction Market Series C Preferred
Liquidation value, end of period (in 000’s)	$1,350		$1,350	$81,100		$108,000		$108,000		$108,000
Total shares outstanding (in 000’s)	0	(j)	0 (j)	3		4		4		4
Liquidation preference per share	$25,000		$25,000	$25,000		$25,000		$25,000		$25,000
Liquidation value (k)	$25,000		$25,000	$25,000		$25,000		$25,000		$25,000
Asset coverage per share (i)	$174,973		$173,763	$207,979		$140,284		$108,555		$117,528

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months
	Ended June
	30, 2022		Year Ended December 31,
	(Unaudited)		2021		2020		2019	2018	2017
6.000% Series D Preferred
Liquidation value, end of period (in 000’s)	—		—		—		—	$31,779	$63,557
Total shares outstanding (in 000’s)	—		—		—		—	1,271	2,542
Liquidation preference per share	—		—		—		—	$25.00	$25.00
Average market value (h)	—		—		—		—	$25.83	$26.57
Asset coverage per share (i)	—		—		—		—	$108.56	$117.53
Auction Rate Series E Preferred
Liquidation value, end of period (in 000’s)	$3,100		$3,100		$12,000		$50,000	$100,000	$121,500
Total shares outstanding (in 000’s)	0	(j)	0	(j)	0	(j)	2	4	5
Liquidation preference per share	$25,000		$25,000		$25,000		$25,000	$25,000	$25,000
Liquidation value (k)	$25,000		$25,000		$25,000		—	—	—
Asset coverage per share (i)	$174,973		$173,763		$207,979		$140,284	$108,555	$117,528
5.250% Series G Preferred(l)
Liquidation value, end of period (in 000’s)	—		$100,000		$100,000		$100,000	$100,000	$100,000
Total shares outstanding (in 000’s)	—		4,000		4,000		4,000	4,000	4,000
Liquidation preference per share	—		$25.00		$25.00		$25.00	$25.00	$25.00
Average market value (h)	—		$25.60		$25.77		$25.40	$24.83	$25.29
Asset coverage per share (i)	—		$173.76		$207.98		$140.28	$108.56	$117.53
5.375% Series H Preferred
Liquidation value, end of period (in 000’s)	$50,000		$50,000		$50,000		$50,000	—	—
Total shares outstanding (in 000’s)	2,000		2,000		2,000		2,000	—	—
Liquidation preference per share	$25.00		$25.00		$25.00		$25.00	—	—
Average market value (h)	$25.47		$27.46		$26.49		$26.08	—	—
Asset coverage per share (i)	$174.97		$173.76		$207.98		$140.28	—	—
1.700% Series J Preferred
Liquidation value, end of period (in 000’s)	$145,100		$145,100		—		—	—	—
Total shares outstanding (in 000’s)	6		6		—		—	—	—
Liquidation preference per share	$25,000		$25,000		—		—	—	—
Average market value (h)	$25,000		$25,000		—		—	—	—
Asset coverage per share (i)	$174,973		$173,763		—		—	—	—
4.250% Series K Preferred
Liquidation value, end of period (in 000’s)	$150,000		$150,000		—		—	—	—
Total shares outstanding (in 000’s)	6,000		6,000		—		—	—	—
Liquidation preference per share	$25.00		$25.00		—		—	—	—
Average market value(h)	$21.18		$25.38		—		—	—	—
Asset coverage per share (i)	$174.97		$173.76		—		—	—	—
Asset Coverage (m)	700%		695%		832%		561%	434%	470%

†	Based on net asset value per share and reinvestment of distributions at net asset value on the ex-dividend date. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan.

Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Financial Highlights (Continued)

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

(e)	Ratio of operating expenses to average net assets including liquidation value of preferred shares before fee waived for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018, and 2017, would have been 1.16%, 1.13%, 1.07%, 0.96%, 1.06%, and 1.07%, respectively.

(f)	In 2019, due to failed auctions relating to previous fiscal years, the Fund reversed accumulated auction agent fees. The 2019 ratio of operating expenses to average net assets attributable to common shares and the ratio of operating expenses to average net assets including the liquidation value of preferred shares, excluding the reversal of auction agent fees, were 1.35% and 1.07%, respectively.

(g)	Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction for the six months ended June 30, 2022 and the years ended December 31, 2020, 2019, 2018, and 2017, would have been 1.16%, 1.03%, 0.96%, 0.89%, and 1.07%, respectively.

(h)	Based on weekly prices.

(i)	Asset coverage per share is calculated by combining all series of preferred shares.

(j)	Actual number of shares outstanding is less than 1,000.

(k)	Since February 2008, the weekly auctions have failed. Holders that have submitted orders have not been able to sell any or all of their shares in the auction.

(l)	The Fund redeemed and retired all its outstanding Series A Preferred Shares on January 31, 2022.

(m)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Dividend & Income Trust (the Fund) was organized on November 18, 2003 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on November 28, 2003.

The Fund’s investment objective is to provide a high level of total return on its assets with an emphasis on dividends and income. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in dividend paying securities (such as common and preferred shares) or other income producing securities (such as fixed income debt securities and securities that are convertible into equity securities).

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Communications Equipment	$7,061,576	$132,644	$7,194,220
Other Industries (a)	2,350,902,149	—	2,350,902,149
Total Common Stocks	2,357,963,725	132,644	2,358,096,369
Closed-End Funds	—	202,000	202,000
Preferred Stocks (a)	3,824,709	—	3,824,709
Convertible Preferred Stocks (a)	1,012,375	—	1,012,375
Mandatory Convertible Securities (a)	5,722,640	—	5,722,640
Warrants (a)	467,594	—	467,594
Convertible Corporate Bonds (a)	—	1,152,600	1,152,600
U.S. Government Obligations	—	87,904,902	87,904,902
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,368,991,043	$89,392,146	$2,458,383,189

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no level 3 investments at June 30, 2022 or December 31, 2021.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Series J Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Stockholders in the Fund would bear the pro rata portion of the periodic expenses of the

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2022, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2022, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s Series B Auction Market Preferred Shares, Series C Auction Market Preferred Shares, Series E Auction Rate Preferred Shares, 5.375% Series H Preferred Shares, Series J Cumulative Term Preferred Shares, and 4.250% Series K Preferred Shares (Preferred Shares) are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$19,430,194	$1,634,860
Net long term capital gains	105,349,370	8,864,113
Total distributions paid	$124,779,564	$10,498,973

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,693,689,476	$890,195,150	$(125,501,437)	$764,693,713

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Series B, Series C, and Series E Preferred Shares if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of each particular series of the Preferred Shares for the year. The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Preferred Shares for the period. During the six months ended June 30, 2022, the Fund’s total return on the NAV of the common shares did not exceed the stated dividend rate on the Preferred Shares at the time of their redemption. Thus, advisory fees with respect to the liquidation value of the Preferred Shares were reduced by $32,233. Advisory fees were accrued on the Series H, Series J, and Series K Preferred Shares.

4.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $124,567,436 and $162,633,399, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2022, aggregated $267,544,229 and $396,880,678, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund paid $3,526 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $10,929.

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2022, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2022, the Fund accrued $92,676 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund repurchased and retired 130,793 and 74,656 common shares in the open market at an investment of $2,997,594 and $1,763,361, respectively, an average discount of approximately 12.10% and 11.02% from its NAV.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(130,793)	$(2,997,594)	(74,656)	$(1,763,361)

The Fund has an effective shelf registration initially authorizing the offering of additional common or preferred shares or notes.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statements of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B, Series C, Series E, Series H, Series J, and Series K Preferred Shares at redemption prices of $25,000, $25,000, $25,000, $25, $25,000 and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

For Series B, Series C, and Series E Preferred Shares, the dividend rates are typically set by an auction process that is generally held every seven days, and are typically expected to vary with short term interest rates. Since February 2008, the number of Series B, Series C, and Series E Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B, Series C, and Series E Preferred Shares subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B, Series C, and Series E Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B, Series C, and Series E Preferred Shares is 150, 150, and 250 basis points, respectively, greater than the seven day ICE LIBOR rate on the date of such auction.

In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. Since December 31, 2021, all sterling, euro, Swiss franc and Japanese yen LIBOR settings and the 1-week and 2-month U.S. dollar LIBOR settings have ceased to be published or are no longer representative. As a result, since December 31, 2021, the seven day ICE LIBOR rate has ceased to be published and is no longer representative. Because the Series B, Series C, and Series E Preferred Shares have no other effective alternative rate setting provision, a last-resort fallback of fixing this LIBOR-based reference rate at its last published rate applies. The last published seven day ICE LIBOR rate was 0.076%, which results in a fixed maximum rate for Series B, Series C, and Series E Preferred Shares of 2.076%, 2.076% and 3.576%, respectively. In the absence of successful future auctions that establish dividend rates based on prevailing short term interest rates, this result could lead to economic results for the Fund and holders of the Series B, Series C and Series E Preferred Shares since the rates payable on the Series B, Series C and Series E Preferred Shares are no longer likely to be representative of prevailing market rates.

Existing Series B, Series C, and Series E Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

On January 31, 2022, the Fund redeemed and retired all remaining outstanding shares of Series G Preferred at the liquidation value of $25 per share plus accrued and unpaid dividends.

Commencing June 10, 2024 and at any time thereafter, the Fund, at its option, may redeem the 5.375% Series H Cumulative Preferred Shares, in whole or in part at the redemption price. The Board has authorized the repurchase of Series H Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund did not repurchase any Series H Preferred Shares.

The Fund has the authority to purchase its auction rate and auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate or auction market preferred shares, and the timing and amount of any auction rate or auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

On October 4, 2021, the Fund issued 6,000,000 shares of 4.25% Series K Cumulative Preferred Shares receiving $144,875,000 after the deduction of estimated offering expenses of $400,000 and underwriting fees of $4,725,000. The Series K Preferred has a liquidation value of $25 per share and an annual dividend rate of 4.25%. The Series K Preferred Shares are callable at the Fund’s option at any time after October 4, 2026.

On April 14, 2021 the Fund completed a tender offer (the Offer) under which holders of the Series B Auction Market Preferred Shares, Series C Auction Rate Preferred Shares, and Series E Auction Rate Preferred Shares (the Auction Rate Preferred Shares) could exchange each Auction Rate Preferred Share for 0.96 of each newly issued Series J Preferred Share. Shareholders tendered 2,565 Series B Auction Market Preferred Shares, 3,190 Series C Auction Market Preferred Shares, and 356 Series E Auction Rate Preferred Shares, in exchange for 5,804 Series J Preferred and cash in lieu of fractional shares.

Holders of Series J Preferred Shares will be entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefor, cumulative cash dividends and distributions, calculated separately for each dividend period, (i) at an annualized dividend rate of 1.70% of the $25,000 per share liquidation preference on the Series J Preferred Shares for the quarterly dividend periods ending on or prior to March 26, 2024 and (ii) at an annualized dividend rate of 4.50% of the $25,000 per share liquidation preference on the Series J Preferred Shares for all remaining quarterly dividend periods until the Series J Preferred Shares’ mandatory redemption date of March 26, 2028. Dividends and distributions on Series J Preferred Shares will be payable quarterly on March 26, June 26, September 26 and December 26 in each year commencing on June 26, 2021. The Series J Preferred Shares may be redeemed by the Fund, subject to certain restrictions, on March 26, 2024 and are subject to mandatory redemption by the Fund on March 26, 2028 and in certain other circumstances.

The following table summarizes Cumulative Preferred Shares information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2022	Net Proceeds	2022 Dividend Rate Range	Dividend Rate at 6/30/2022	Accrued Dividends at 6/30/2022
B Auction Market	October 12, 2004	4,000	82	$98,858,617	2.076%	2.076%	$233
C Auction Market	October 12, 2004	4,800	54	118,630,341	2.076%	2.076%	537
E Auction Rate	November 3, 2005	5,400	124	133,379,387	3.576%	3.576%	304
H 5.375%	June 7, 2019	2,000,000	2,000,000	48,145,405	Fixed Rate	5.375%	37,326
J 1.700%	April 14, 2021	6,116	5,804	145,100,000	Fixed Rate	1.700%	34,260
K 4.250%	October 4, 2021	6,000,000	6,000,000	144,875,000	Fixed Rate	4.250%	88,542

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a

The Gabelli Dividend & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 3, 2022, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 9, 2022 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 9, 2022. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Mario J. Gabelli, Michael J. Melarkey, Kuni Nakamura, Christina A. Peeney, and Susan V. Watson as Trustees of the Fund, with 44,436,832 votes, 81,287,294 votes, 80,981,533 votes, 81,497,407 votes, and 82,681,916 votes, cast in favor of these Trustees, and 39,588,978 votes, 2,738,517 votes, 3,044,277 votes, 2,528,403 votes, and 1,343,894 votes withheld for these Trustees, respectively.

Elizabeth C. Bogan, Anthony S. Colavita, James P. Conn, Frank J. Fahrenkopf, Jr., Agnes Mullady, Salvatore M. Salibello, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Dividend & Income Trust

Additional Fund Information (Unaudited)

Delaware Statutory Trust Act – Control Share Acquisitions

The Fund is organized as a Delaware statutory trust and thus is subject to the control share acquisition statute contained in Subchapter III of the Delaware Statutory Trust Act (the DSTA Control Share Statute). The DSTA Control Share Statute applies to any closed-end investment company organized as a Delaware statutory trust and listed on a national securities exchange, such as the Fund. The DSTA Control Share Statute became automatically applicable to the Fund on August 1, 2022.

The DSTA Control Share Statute defines “control beneficial interests” (referred to as “control shares” herein) by reference to a series of voting power thresholds and provides that a holder of control shares acquired in a control share acquisition has no voting rights under the Delaware Statutory Trust Act (DSTA) or the Fund’s Governing Documents (as used herein, “Governing Documents” means the Fund’s Agreement and Declaration of Trust and By-Laws, together with any amendments or supplements thereto, including any Statement of Preferences establishing a series of preferred shares) with respect to the control shares acquired in the control share acquisition, except to the extent approved by the Fund’s shareholders by the affirmative vote of two–thirds of all the votes entitled to be cast on the matter, excluding all interested shares (generally, shares held by the acquiring person and their associates and shares held by Fund insiders).

The DSTA Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. Whether one of these thresholds of voting power is met is determined by aggregating the holdings of the acquiring person as well as those of his, her or its “associates.” These thresholds are:

●	10% or more, but less than 15% of all voting power;

●	15% or more, but less than 20% of all voting power;

●	20% or more, but less than 25% of all voting power;

●	25% or more, but less than 30% of all voting power;

●	30% or more, but less than a majority of all voting power; or

●	a majority or more of all voting power.

Under the DSTA Control Share Statute, once a threshold is reached, an acquirer has no voting rights with respect to shares in excess of that threshold (i.e., the “control shares”) until approved by a vote of shareholders, as described above, or otherwise exempted by the Fund’s Board of Trustees. The DSTA Control Share Statute contains a statutory process for an acquiring person to request a shareholder meeting for the purpose of considering the voting rights to be accorded control shares. An acquiring person must repeat this process at each threshold level.

Under the DSTA Control Share Statute, an acquiring person’s “associates” are broadly defined to include, among others, relatives of the acquiring person, anyone in a control relationship with the acquiring person, any investment fund or other collective investment vehicle that has the same investment adviser as the acquiring person, any investment adviser of an acquiring person that is an investment fund or other collective investment vehicle and any other person acting or intending to act jointly or in concert with the acquiring person.

Voting power under the DSTA Control Share Statute is the power (whether such power is direct or indirect or through any contract, arrangement, understanding, relationship or otherwise) to directly or indirectly exercise or direct the exercise of the voting power of shares of the Fund in the election of the Fund’s Trustees (either

The Gabelli Dividend & Income Trust

Additional Fund Information (Continued) (Unaudited)

generally or with respect to any subset, series or class of trustees, including any Trustees elected solely by a particular series or class of shares, such as the preferred shares). Thus, Fund preferred shares, including the Series B, C, E, H, J and K Preferred Shares, acquired in excess of the above thresholds would be considered control shares with respect to the preferred share class vote for two Trustees.

Any control shares of the Fund acquired before August 1, 2022 are not subject to the DSTA Control Share Statute; however, any further acquisitions on or after August 1, 2022 are considered control shares subject to the DSTA Control Share Statute.

The DSTA Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition, and also permits the Fund to require a shareholder or an associate of such person to disclose the number of shares owned or with respect to which such person or an associate thereof can directly or indirectly exercise voting power. Further, the DSTA Control Share Statute requires a shareholder or an associate of such person to provide to the Fund within 10 days of receiving a request therefor from the Fund any information that the Fund’s Trustees reasonably believe is necessary or desirable to determine whether a control share acquisition has occurred.

The DSTA Control Share Statute permits the Fund’s Board of Trustees, through a provision in the Fund’s Governing Documents or by Board action alone, to eliminate the application of the DSTA Control Share Statute to the acquisition of control shares in the Fund specifically, generally, or generally by types, as to specifically identified or unidentified existing or future beneficial owners or their affiliates or associates or as to any series or classes of shares. The DSTA Control Share Statute does not provide that the Fund can generally “opt out” of the application of the DSTA Control Share Statute; rather, specific acquisitions or classes of acquisitions may be exempted by the Fund’s Board of Trustees, either in advance or retroactively, but other aspects of the DSTA Control Share Statute, which are summarized above, would continue to apply. The DSTA Control Share Statute further provides that the Board of Trustees is under no obligation to grant any such exemptions.

The foregoing is only a summary of the material terms of the DSTA Control Share Statute. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

THE GABELLI DIVIDEND & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Dividend & Income Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI DIVIDEND AND INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Mr. Sponheimer was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Mr.Sponheimer graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the Firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from the Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

Gordon Grender joined GAMCO UK in 2020 as a portfolio manager. Prior to joining the Firm, Mr. Grender served as the portfolio manager for a U.S. equity fund at GAM International Ltd.

Tony Bancroft, Lieutenant Colonel in the United States Marine Corps Reserve, joined the firm in 2009 as an associate in the alternative investments division and is currently an analyst covering the aerospace and defense and environmental services sectors, with a focus on suppliers to the commercial, military and regional jet aircraft industry and waste services. He previously served in the United States Marine Corps as an F/A-18 Hornet fighter pilot. Tony graduated with distinction from the United States Naval Academy with a BS in systems engineering and holds an MBA in finance and economics from Columbia Business School.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Senior Lecturer in Economics
at Princeton University

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings Ltd.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Christina A. Peeney
Adjunct Professor,
Middlesex County College

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Susan V. Watson
Former President,
Investor Relations Association

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President &Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Carter W. Austin
Vice President & Ombudsman

Laurissa M. Martire
Vice President & Ombudsman

Daniel Plourde
Vice President

David I. Schachter
Vice President

INVESTMENT ADVISER

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GDV Q2/2022

GABELLI
FUNDS

THE GABELLI DIVIDEND & INCOME TRUST

GDV

Semiannual Report
June 30, 2022

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased)	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet be Purchased Under the Plans or Programs
Month #1 01/01/2022 through 01/31/2022	Common – 3,400 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $24.45 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 3,400 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 90,402,079 - 3,400 = 90,398,679 Preferred Series J – 5,804 Preferred Series K – 6,000,000 Preferred Series H – 2,000,000
Month #2 02/01/2022 through 02/28/2022	Common – 9,400 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $24.73 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 9,400 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 90,398,679 - 9,400 = 90,389,279 Preferred Series J – 5,804 Preferred Series K – 6,000,000 Preferred Series H – 2,000,000
Month #3 03/01/2022 through 03/31/2022	Common –16,900 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $24.30 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 16,900 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 90,389,279 - 16,900 = 90,372,379 Preferred Series J – 5,804 Preferred Series K – 6,000,000 Preferred Series H – 2,000,000
Month #4 04/01/2022 through 04/30/2022	Common – 46,105 Preferred Series J – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – $23.80 Preferred Series J – N/A Preferred Series H – N/A Preferred Series G – N/A	Common – 46,105 Preferred Series J – N/A Preferred Series H – N/A Preferred Series K – N/A	Common – 90,372,379 - 46,105 = 90,326,274 Preferred Series J – 5,804 Preferred Series H – 2,000,000 Preferred Series K – 6,000,000

Month #5 05/01/2022 through 05/31/2022	Common –17,103 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common –$21.99 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common –17,103 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 90,326,274 - 17,103 = 90,309,171 Preferred Series J – 5,804 Preferred Series K – 6,000,000 Preferred Series H – 2,000,000
Month #6 06/01/2022 through 06/30/2022	Common – 37,885 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $20.88 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 37,885 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 90,309,171 - 37,885 = 90,271,286 Preferred Series J – 5,804 Preferred Series K – 6,000,000 Preferred Series H – 2,000,000
Total	Common – 130,793 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – $23.00 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	Common – 130,793 Preferred Series J – N/A Preferred Series K – N/A Preferred Series H – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all shares outstanding may be repurchased when the respective preferred shares are trading at a discount to the liquidation values.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 7, 2022

* Print the name and title of each signing officer under his or her signature.